Document and Entity Information	18 Months Ended
Apr. 30, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment reflects a reduction in price of the offering and no longer contemplates a concurrent Canadian prospectus
Document Period End Date	Apr 30, 2012
Trading Symbol	lxrp
Entity Registrant Name	LEXARIA CORP.
Entity Central Index Key	0001348362
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Current
Cash and cash equivalents	$ 120,561	$ 31,201	$ 62,989
Accounts receivable	139,517	230,880	74,879
Prepaid expenses and deposit	4,424	2,147	2,338
Total Current Assets	264,502	264,228	140,206
Capital assets, net		0	425
Deferred charges	48,871	33,092	0
Oil and gas properties
Proved property	3,658,563	3,717,866	3,118,376
Unproved properties	19,293	19,293	19,293
Prepayments for oil and gas explorations	139,891	304,890	0
Total oil and gas properties	3,817,747	4,042,049	3,137,669
TOTAL ASSETS	4,131,120	4,339,369	3,278,300
Current
Accounts payable and accrued liabilities	197,051	322,313	137,437
Loan payable	1,612,403	754,501	910,441
Due to a related party	1,769	1,769	1,769
Total Current Liabilities	1,811,223	1,078,583	1,049,647
Loan Payable - Long Term	0	599,438	75,000
TOTAL LIABILITIES	1,811,223	1,678,021	1,124,647
STOCKHOLDERS' EQUITY
Share Capital Authorized: 200,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 16,431,452common shares at October31, 2011 (12,926,348 common shares at October 31, 2010)	16,431	16,431	12,926
Additional paid-in capital	7,117,124	7,107,535	6,065,119
Deficit	(4,813,658)	(4,462,618)	(3,924,392)
Total Stockholders' Equity	2,319,897	2,661,348	2,153,653
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,131,120	$ 4,339,369	$ 3,278,300

BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	16,431,452	16,431,452	12,926,348
Common Stock, Shares, Outstanding	16,431,452	16,431,452	12,926,348

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Revenue
Natural gas and oil revenue	$ 144,860	$ 287,596	$ 394,243	$ 549,273	$ 1,133,766	$ 362,471
Cost of revenue
Natural gas and oil operating costs	104,211	129,940	183,846	213,364	297,656	152,479
Depletion	38,934	81,845	104,504	209,064	370,199	121,136
Total cost of revenue	143,145	211,785	288,350	422,428	667,855	273,615
Gross profit (loss)	1,715	75,811	105,893	126,845	465,911	88,856
Expenses
Accounting and audit	28,342	5,096	28,342	23,069	32,433	27,547
Insurance	1,474	2,137	3,621	4,475	8,749	7,014
Advertising and promotions	770	20,335	2,616	20,955	40,920	559
Bank charges and exchange loss	11,868	49,351	12,337	63,417	55,052	26,832
Stock Based Compensation	0	0	9,589	0	179,789	161,366
Consulting	50,707	66,613	126,599	114,728	262,134	168,512
Depreciation	0	170	0	425	425	1,021
Fees and Dues	17,787	4,524	27,962	11,012	36,454	26,567
Interest expense from loan payable	59,897	57,843	112,995	114,707	223,673	167,322
Investor relation	12,079	7,000	29,616	29,153	29,153	1,943
Legal and professional	35,419	3,578	75,811	7,889	58,015	23,015
Office and miscellaneous	524	592	1,651	2,015	5,181	1,213
Rent	3,921	3,545	7,675	6,972	14,620	15,404
Telephone	624	531	1,274	1,926	3,047	2,917
Taxes	0	5,385	0	5,385	5,977	5,745
Training	0	0	0	268	268	0
Travel	10,422	4,878	16,845	6,394	48,247	4,340
Write down of oil and gas property					0	1
Total operating expenses	233,834	231,578	456,933	412,790	1,004,137	641,318
Net (loss) for the year	$ (232,119)	$ (155,767)	$ (351,040)	$ (285,945)	$ (538,226)	$ (552,462)
Basic and diluted (loss) per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average number of common shares outstanding - Basic and diluted	16,431,452	13,087,131	16,431,452	13,032,412	14,176,503	12,325,675

STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Cash flows used in operating activities
Net (loss)	$ (351,040)	$ (285,945)	$ (538,226)	$ (552,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Consulting -Debt Settlement	0	9,375	9,376	0
Consulting - Stock based compensation	9,589	0	179,789	161,366
Depreciation	0	425	425	1,021
Depletion	104,504	209,064	370,199	121,136
Write down in carrying value of oil and gas properties			0	1
Foreign exchange gain / loss	11,276	47,143	52,823	23,765
Accredited interest on loan payable	0	1,506	6,334	11,672
Change in operating assets and liabilities:
(Increase) in accounts receivable	91,363	(95,593)	(156,001)	(32,684)
(Increase)in prepaid expenses and deposit	144,131	(4,073)	(304,699)	(2,338)
Increase in accounts payable	(125,262)	(36,821)	184,877	(61,813)
Net cash used in operating activities	(115,439)	(154,919)	(195,103)	(330,336)
Cash flows used in investing activities
Oil and gas property acquisition and exploration costs	(45,201)	(281,164)	(697,690)	(285,242)
Net cash used in investing activities	(45,201)	(281,164)	(697,690)	(285,242)
Cash flows from financing activities
Proceeds from loan payable	50,000	464,094	329,903	165,000
Proceeds from private placement			36,908	183,400
Proceeds from Stock Options and warrant	0	35,836	494,194	0
Proceeds from private placement and convertible debt	200,000	0
Net cash from financing Activities	250,000	499,930	861,005	348,400
(Decrease) in cash and cash equivalents	89,360	63,847	(31,788)	(267,178)
Cash and cash equivalents, beginning of period	31,201	62,989	62,989	330,167
Cash and cash equivalents, end of period	$ 120,561	$ 126,836	$ 31,201	$ 62,989

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	DEFICIT [Member]	Total
Beginning Balance at Oct. 31, 2009	$ 10,733	$ 5,658,768	$ (3,371,930)	$ 2,297,571
Beginning Balance (Shares) at Oct. 31, 2009	10,732,870
Stock Options @ $0.20 Jan 10		139,050		139,050
Issuance of common stock per Subscription Agreement at $0.1143 per share	1,618	181,782		183,400
Issuance of common stock per Subscription Agreement at $0.1143 per share (Shares)	1,617,752
Issuance of common stock per Settlement Agreement at $0.12 per share	500	59,487		59,987
Issuance of common stock per Settlement Agreement at $0.12 per share (Shares)	499,893
Stock Options @ $0.20 Aug. 16		22,316		22,316
Warrant conversion @$0.05	76	3,716		3,792
Warrant conversion @$0.05 (Shares)	75,833
(Loss) for the period			(552,462)	(552,462)
Ending Balance at Oct. 31, 2010	12,926	6,065,118	(3,924,392)	2,153,653
Ending Balance (Shares) at Oct. 31, 2010	12,926,348
(Loss) for the period			(538,226)	(538,226)
Warrant conversion @ $0.22	66	14,520		14,586
Issuance of common stock for acquisition of oil and gas property at $0.34 per share (Shares)	800,000
Warrant conversion @ $0.22 (Shares)	66,300
Issuance of common stock per Settlement Agreement at $0.23 per share	41	9,335		9,375
Issuance of common stock per Settlement Agreement at $0.23 per share (Shares)	40,761
Warrants for Convertible Debt		20,562		20,562
Issuance of common stock per stock option exercise @ $0.20_1	106	21,144		21,250
Issuance of common stock per stock option exercise @ $0.20_1 (Shares)	106,250
Issuance of common stock per warrant exercise @ $0.20	2,173	432,436		434,609
Issuance of common stock per warrant exercise @ $0.20 (Shares)	2,173,043
Issuance of common stock per stock option exercise @ $0.20_2	119	23,631		23,750
Issuance of common stock per stock option exercise @ $0.20_2 (Shares)	118,750
Issuance of common stock per PP @ $0.35	200	69,800		70,000
Issuance of common stock per PP @ $0.35 (Shares)	200,000
Stock Options @ $0.35		179,789		179,789
Issuance of common stock for acquisition of oil and gas property at $0.34 per share		32,000		32,000
Issuance Of CommonStock For Acquisition Of Oil	800	271,200		272,000
Issuance of common stock per Agreement at $0.30 per share	800	239,200		240,000
Issuance of common stock per Agreement at $0.30 per share (Shares)	800,000
Ending Balance at Oct. 31, 2011	16,431	7,107,535	(4,462,618)	2,661,348
Ending Balance (Shares) at Oct. 31, 2011	16,431,452
Stock Options @ $0.30		9,589		9,589
Ending Balance at Apr. 30, 2012	$ 16,431	$ 7,117,124	$ (4,813,658)	$ 2,319,897
Ending Balance (Shares) at Apr. 30, 2012	16,431,452

Basis of Accounting	6 Months Ended
Apr. 30, 2012
Basis of Accounting [Text Block]
1.	Basis of Presentation

The unaudited interim financial statements for the six months ended April 30, 2012 included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited interim financial statements should be read in conjunction with the October 31, 2011 audited annual financial statements and notes thereto.

Organization and Business	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Organization and Business [Text Block]
2.	Organization and Business

The Company was formed on December 9, 2004 under the laws of the State of Nevada and commenced operations on December 9, 2004. The Company is an independent natural gas and oil company engaged in the exploration, development and acquisition of oil and gas properties in the United States and Canada. The Company’s entry into the oil and gas business began on February 3, 2005. The Company has offices in Vancouver and Kelowna, BC, Canada.

These financial statements have been prepared in accordance with United States generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred an operating loss and required additional funds to maintain its operations. Management’s plans in this regard are to raise equity and/or debt financing as required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustment that might result from this uncertainty.

1.	Organization and Business

The Company was formed on December 9, 2004 under the laws of the State of Nevada and commenced operations on December 9, 2004. The Company is an independent natural gas and oil company engaged in the exploration, development and acquisition of oil and gas properties in the United States and Canada. The Company’s entry into the oil and gas business began on February 3, 2005. The Company has offices in Vancouver and Kelowna, BC, Canada.

These financial statements have been prepared in accordance with United States generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred an operating loss and required additional funds to maintain its operations. Management’s plans in this regard are to raise equity and/or debt financing as required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustment that might result from this uncertainty.

Business Risk And Liquidity	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Business Risk And Liquidity [Text Block]
3.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Natural gas and oil exploration and production is a speculative business and involves a high degree of risk. Among the factors that have a direct bearing on the Company’s financial information are uncertainties inherent in estimating natural gas and oil reserves, future hydrocarbon production and cash flows, particularly with respect to wells that have not been fully tested and with wells having limited production histories; access and cost of services and equipment; and the presence of competitors with greater financial resources and capacity.

2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Natural gas and oil exploration and production is a speculative business and involves a high degree of risk. Among the factors that have a direct bearing on the Company’s financial information are uncertainties inherent in estimating natural gas and oil reserves, future hydrocarbon production and cash flows, particularly with respect to wells that have not been fully tested and with wells having limited production histories; access and cost of services and equipment; and the presence of competitors with greater financial resources and capacity.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Significant Accounting Policies [Text Block]
4.	Significant Accounting Policies

	a)	Principles of Accounting

These financial statements are stated in U.S. dollars and have been prepared in accordance with U.S. generally accepted accounting principles.

	b)	Convertible Debentures

The Company accounts for its convertible debt instruments that may be settled in cash upon conversion according to ASC 470-20-30-22 which requires the proceeds from the issuance of such convertible debt instruments to be allocated between debt and equity components so that debt is discounted to reflect the Company’s non-convertible debt borrowing rate.

Further, the Company applies ASC 470-20-35-13 which requires the debt discount to be amortized over the period the convertible debt is expected to be outstanding as additional non-cash interest expense.

c)	New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on November 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

Accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

3.	Significant Accounting Policies

	a)	Principles of Accounting

These financial statements are stated in U.S. dollars and have been prepared in accordance with U.S. generally accepted accounting principles.

	b)	Revenue Recognition

The Company uses the sales method of accounting for natural gas and oil revenues. Under this method, revenues are recognized upon the passage of title, net of royalties. Revenues from natural gas production are recorded using the sales method. When sales volumes exceed the Company’s entitled share, an overproduced imbalance occurs. To the extent the overproduced imbalance exceeds the Company’s share of the remaining estimated proved natural gas reserves for a given property, the Company records a liability. At October 31, 2011 and 2010, the Company had no overproduced imbalances.

	c)	Cash and Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. As of October 31, 2011 and 2010, cash and cash equivalents consist of cash only.

d)	Oil and Gas Properties

The Company utilizes the full cost method to account for its investment in oil and gas properties. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including such costs as leasehold acquisition costs, capitalized interest costs relating to unproved properties, geological expenditures, tangible and intangible development costs including direct internal costs are capitalized to the full cost pool. When the Company obtains proven oil and gas reserves, capitalized costs, including estimated future costs to develop the reserves and estimated abandonment costs, net of salvage, will be depleted on the units-of-production method using estimates of proved reserves.

Investments in unproved properties are not depleted pending determination of the existence of proved reserves. Unproved properties are assessed periodically to ascertain whether impairment has occurred. Unproved properties whose costs are individually significant are assessed individually by considering the primary lease terms of the properties, the holding period of the properties, and geographic and geologic data obtained relating to the properties. Where it is not practicable to assess individually the amount of impairment of properties for which costs are not individually significant, such properties are grouped for purposes of assessing impairment. The amount of impairment assessed is added to the costs to be amortized, or is reported as a period expense, as appropriate.

Pursuant to full cost accounting rules, the Company must perform a ceiling test periodically on its proved oil and gas assets. The ceiling test provides that capitalized costs less related accumulated depletion and deferred income taxes for each cost center may not exceed the sum of (1) the present value of future net revenue from estimated production of proved oil and gas reserves using current prices, excluding the future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, at a discount factor of 10%; plus (2) the cost of properties not being amortized, if any; plus (3) the lower of cost or estimated fair value of unproved properties included in the costs being amortized, if any; less (4) income tax effects related to differences in the book and tax basis of oil and gas properties. Should the net capitalized costs for a cost center exceed the sum of the components noted above, an impairment charge would be recognized to the extent of the excess capitalized costs.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in the statement of operations.

Exploration activities conducted jointly with others are reflected at the Company’s proportionate interest in such activities.

Cost related to site restoration programs are accrued over the life of the project.

e)	Stock-Based Compensation

Accounting Standards Codification (“ASC”) 718, “ Compensation – Stock Compensation ”, accounts for its stock options and similar equity instruments issued. Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period. ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

f)	Accounting Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

g)	Capital Assets

The capital asset represents computer equipment which is carried at cost and is amortized over its estimated useful life of 3 years straight-line. Computer equipment is written down to its net realizable value if it is determined that its carrying value exceeds estimated future benefits to the Company.

h)	Loss Per Share

Loss per share is computed using the weighted average number of shares outstanding during the period. The Company has adopted ASC 220 “ Earnings Per Share ”. Diluted loss per share is equivalent to basic loss per share because the potential exercise of the equity-based financial instruments was anti-dilutive.

i)	Foreign Currency Translations

The Company’s operations are located in the United States of America and Canada, and it has offices in Canada. The Company maintains its accounting records in U.S. Dollars, as follows:

At the transaction date, each asset, liability, revenue and expense that was acquired or incurred in a foreign currency is translated into U.S. dollars by the using of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in operations.

j)	Financial Instruments

ASC 820 “ Fair Value Measurements and Disclosures ” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, loan payable and due to a related party. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, loans payable and due to a related partyapproximate their fair values due to their short maturities. The carrying values of the Company‘s long-term debt approximate their fair values based upon a comparison of the interest rate and terms of such debt to the rates and terms of debt currently available to the Company.

The Company is located in Canada, which results in exposure to market risks from changes in foreign currency rates. The financial risk is the risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk.

k)	Income Taxes

The Company has adopted ASC 740, “ Income Taxes” , which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

l)	Long-Lived Assets Impairment

Long-term assets of the Company are reviewed for impairment when circumstances indicate the carrying value may not be recoverable in accordance with the guidance established in ASC 360, “ Property, Plant and Equipment ’. For assets that are to be held and used, an impairment loss is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value. Fair values are determined based on discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

m)	Asset Retirement Obligations

The Company accounts for asset retirement obligations in accordance with the provisions of ASC 410, “Asset Retirement and Environmental Obligations ”. ASC 410 requires the Company to record the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The management of the Company had estimated the asset retirement obligation to be immaterial and therefore was not reflected on the financial statements as of October 31, 2011 and 2010.

n)	Comprehensive Income

The Company has adopted ASC 220, “ Comprehensive Income” , which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. Comprehensive income comprises equity changes except those transactions resulting from investments by owners and distributions to owners.

o)	Credit risk and receivable Concentration

The Company places its cash and cash equivalent with high credit quality financial institution. As of October 31, 2011, the Company had approximately $31,201 in a bank beyond insured limit (October 31, 2010: $62,989).

The revenues were generated from the Company’s sole customer for fiscal year 2011 and 2010; the corresponding accounts receivable balances were $194,293 and $63,285 at December 31, 2011 and 2010, respectively.

p)	Convertible Debentures

The Company accounts for its convertible debt instruments that may be settled in cash upon conversion according to ASC 470-20-30-22 which requires the proceeds from the issuance of such convertible debt instruments to be allocated between debt and equity components so that debt is discounted to reflect the Company’s non-convertible debt borrowing rate.

Further, the Company applies ASC 470-20-35-13 which requires the debt discount to be amortized over the period the convertible debt is expected to be outstanding as additional non-cash interest expense.

q)	Commitments and Contingencies

In accordance with ASC 450-20, “Accounting for Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

r)	Newly Adopted Accounting Policies

In February 2010, the FASB issued ASC No. 2010-09, “Amendments to Certain Recognition and Disclosure Requirements”, which eliminates the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. The adoption of ASC No. 2010-09 does not have a material impact on the Company’s financial statements.

In April 2010, the FASB issued ASU 2010-13, “Compensation—Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades,” or ASU 2010-13. This ASU provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The adoption does not have significant impact on its financial statements.

s)	New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

Accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Capital Stock	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Capital Stock [Text Block]
5.	Capital Stock

Share Issuances

On November 16, 2010, the Company settled the debt incurred as a result of that consulting agreement, being $9,375 to Mr. Tom Ihrke by issuing 40,761 restricted common shares of the Company at a price of $0.23 per share.

On January 4, 2011, 132,600 warrants were exercised for 66,300 common shares of the Company at a price of CAD$0.22 for total proceeds of $14,586. 100,000 warrants of the 132,600 warrants were exercised by a Director of the Company.

On March 6, 2011, the Company accepted and received gross proceeds of $21,250 for the exercise of 106,250 stock options by a Director of the Company at an exercise price of $0.20 per stock option into 106,250 common shares of the Company.

On June 8, 2011, 1,500,000 warrants were exercised for 1,500,000 common shares of the Company at a price of $0.20 for total proceeds of $300,000. The warrants were exercised by a Director of the Company.

On June 28, 2011, 500,000 warrants were exercised for 500,000 common shares of the Company at a price of $0.20 for total proceeds of $100,000. The warrants were exercised by a Director/Officer of the Company.

On July 13, 2011, 173,043 warrants were exercised for 173,043 common shares of the Company at a price of $0.20 for total proceeds of $34,608.

On July 13, 2011, the Company completed an equity financing and issued 200,000 units at the price of $0.35 per unit and each unit consists of one share of common stock and one share purchase warrant which entitles a holder to purchase one common share at $0.50 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules. The Company accepted and received gross proceeds of $70,000. $3,500 of finder’s fee was paid to an officer of the Company.

On July 15, 2011, the Company accepted and received gross proceeds of $23,750 for the exercise of 118,750 stock options at an exercise price of $0.20 per stock option into 118,750 common shares of the Company. 100,000 stock options were exercised by a Director/Officer of the Company.

On August 12, 2011, the Company issued 800,000 common shares of the Company at the price of $0.34 for the acquisition of acquiring an additional 10% working interest in Belmont Lake.

As at April 30, 2012, Lexaria Corp. has 16,431,452 shares issued and outstanding and 3,042,751 warrants issued and outstanding.

A summary of warrants as at April 30, 2012 is as follows:

Number	Exercise	Expiry
Outstanding [1]	Price	Date

499,893	$0.20	May 31, 2012 [2]
1,771,429	$0.40	November 30, 2012
200,000	$0.50	July 13, 2013
571,429	$0.40	December 1, 2012
3,042,751	$0.37

1.	Each warrant entitles a holder to purchase one common share.

2.	The warrants expired in the subsequent period.

4.	Capital Stock Share Issuances

On December 24, 2009, the Company completed an equity financing and issued 1,617,752 units at the price of CAD$0.12 per unit and each unit consists of one share purchase warrant which two warrants entitle a holder to purchase one common share at CAD$0.20 per share for a period of one year, so that effective December 24, 2009, the Company had 12,350,622 shares of common stock issued and outstanding. All shares and warrants issued were restricted under applicable securities rules.

On March 17, 2010, the Company had increased its authorized share capital from 18,750,000 common shares to 200,000,000 common shares

On May 31, 2010, the Company issued 499,893 units at a price of $0.12 per unit for a Settlement Agreement valued at $59,987. Each unit consists of one common share and one share purchase warrants at $0.12 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with CAB Financial Services by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,167 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On November 16, 2010, the Company settled the debt incurred as a result of that consulting agreement, being $9,375 to Mr. Tom Ihrke by issuing 40,761 restricted common shares of the Company at a price of $0.23 per share.

On January 4, 2011, 132,600 warrants were exercised for 66,300 common shares of the Company at a price of CAD$0.22 for total proceeds of $14,586. 100,000 warrants of the 132,600 warrants were exercised by a Director of the Company.

On March 6, 2011, the Company accepted and received gross proceeds of $21,250 for the exercise of 106,250 stock options by a Director of the Company at an exercise price of $0.20 per stock option into 106,250 common shares of the Company.

On June 8, 2011, 1,500,000 warrants were exercised for 1,500,000 common shares of the Company at a price of $0.20 for total proceeds of $300,000. The warrants were exercised by a Director of the Company.

On June 28, 2011, 500,000 warrants were exercised for 500,000 common shares of the Company at a price of $0.20 for total proceeds of $100,000. The warrants were exercised by a Director/Officer of the Company.

On July 13, 2011, 173,043 warrants were exercised for 173,043 common shares of the Company at a price of $0.20 for total proceeds of $34,608.

On July 13, 2011, the Company completed an equity financing and issued 200,000 units at the price of $0.35 per unit and each unit consists of one share of common stock and one share purchase warrant which entitles a holder to purchase one common share at $0.50 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules. The Company accepted and received gross proceeds of $70,000. $3,500 of finder’s fee was paid to an officer of the Company.

On July 15, 2011, the Company accepted and received gross proceeds of $23,750 for the exercise of 118,750 stock options at an exercise price of $0.20 per ctock option into 118,750 common shares of the Company. 100,000 stock options were exercised by a Director/Officer of the Company.

On August 12, 2011, the Company issued 800,000 common shares of the Company at the price of $0.34 for the acquisition of acquiring an additional 10% working interest in Belmont Lake.

As at October 31, 2011, Lexaria Corp. has 16,431,452 shares issued and outstanding and 2,471,322 warrants issued and outstanding.

The following table summarizes warrant activity in the fiscal year ended October 31, 2011:

	Number of	Weighted-average
	warrants	exercise price

Outstanding and exercisable at October 31, 2010	5,853,769	$0.20

Issued	1,971,429
Exercised	(2,305,643)
Expired	(3,048,233)

Oustanding and exercisable at October 31, 2011	2,471,322	$0.37

A summary of warrants as at October 31, 2011 is as follows:

Number	Exercise	Expiry
Outstanding [1]	Price	Date

499,893	$0.20	May 31, 2012
1,771,429	$0.40	November 30, 2012
200,000	$0.50	July 13, 2013

1. Each warrant entitles a holder to purchase one common share.

Oil and Gas Properties	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Oil and Gas Properties [Text Block]
6.	Oil and Gas Properties (a) Proved properties
Properties	October 31,	Addition	Depletion	April 30,
	2011			2012
U.S.A. – Proved property	$3,717,866	$45,201	$(104,504)	$3,658,563

(1)	Palmetto Point Project

On December 21, 2005, the Company agreed to purchase a 20% working and revenue interest in a 10 well drilling program in Mississippi owned by Griffin & Griffin Exploration for $700,000. Concurrent with signing the Company paid $220,000 and January 17, 2006 the Company paid the remaining $480,000. The Company applied the full cost method to account for its oil and gas properties, seven wells were found to be proved wells, and three wells were found impaired. One of the wells was impaired due to uneconomic life, and the other two wells were abandoned due to no apparent gas or oil shows present. The costs of impaired properties were added to the capitalized cost in determination of the depletion expense.

On September 22, 2006, the Company elected to participate in an additional two-well program in Mississippi owned by Griffin & Griffin Exploration and paid $140,000. The two wells were found to be proved wells.

On June 23, 2007, the Company acquired an assignment of 10% gross working interest from a third party for $520,000 secured loan payable. The Company recognized $501,922 in the oil and gas property.

On October 4, 2007, the Company elected to participate in the drilling of PP F-12-3 in Mississippi by Griffin & Griffin Exploration. The Company had 30% gross working interest and paid $266,348. On July 31, 2008, the Company accrued and paid an additional cost of $127,707 for the workovers of wells PP F-12 and PP F-12-3. PP F-12 started production from October 2007, and PP F-12-3 started production from November 2007.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073.39 to acquire additional 2% working interest in the proven Belmont Lake oil and gas and an additional 10% working interest in potential nearby exploration wells. At this time the total working interest for Belmont Lake is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions is 60%.

The Company had a short-lived opportunity to acquire additional fractional interests in the Belmont Lake 12-4 well which was expected to be a horizontal well. An unrelated third party did not participate in its right to participate in the 12-4 well, and therefore a share of its interest (a “non consent” interest) was made available to the other participating parties including Lexaria. On August 28, 2009 and effective on September 1, 2009, to take best advantage of this opportunity, the Company entered into four separate assignment agreements, three of which were with people or companies with related management. The Company received from these four parties proceeds of $371,608.57 to fund additional interests in this well. As a result, the Company has a 25.84% perpetual gross interest in the well (18.0% net revenue interest); as well as a 5.2% net revenue interest in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Enertopia, a company with related management, had acquired from Lexaria a 6.16% perpetual gross interest in the 12-4 well; David DeMartini, a director of Lexaria, acquired from Lexaria a 5% gross interest in the non-consent interest in the 12-4 well; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 11.60% gross interest in the non-consent interest in the 12-4 well.

On May 31, 2010, the Company signed a Settlement Agreement with Enertopia Corp., whereby the Company issued 499,893 units at $0.12 per unit and each unit consists of one restricted common share and one share purchase warrant at $0.20 per share for a period of two years in exchange for the working interest initially assigned on August 28, 2009.

On June 16, 2010, the Company signed a Settlement Agreement with a third party, who had originally participated in the August 28, 2009, opportunity in the non-consent interest for Belmont Lake 12-4. The Company returned back $144,063.46 to the third party and cancelled its participation.

On July 29, 2010, the Company had agreed with its Operators at Belmont Lake not to proceed to drill a horizontal 12-4 well. Rather, two of the three proposed vertical wells 12-2, 12-4, or 12-5 were proposed to be drilled. To take best advantage of this opportunity, the Company cancelled all previous agreements relating to August 28, 2009 with respect to Belmont Lake horizontal well 12-4 and entered into three separate assignment agreements, of which all three were with people or companies with related management. The Company received total proceeds of $324,677.12 to fund additional interests in these wells. As a result, the Company had a 32% perpetual gross interest in the wells (24.0% net revenue interest); as well as a 8% gross interest (6% net revenue interest) in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Emerald Atlantic LLC, a company owned by a director of Lexaria, acquired from Lexaria a 8.74% gross interest in the non-consent interest in two of the three vertical wells; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 20.79% gross interest in the non-consent interest in the two of the three vertical wells; an advisor to the Company acquired from Lexaria 2.46% gross interest in the non-consent interest in two of the three vertical wells.

The July 29, 2010 agreements were replaced on September 13, 2010, when the Company entered into three separate assignment agreements with 0743608 BC Ltd, solely owned by Director/Officer of the Company; Emerald Atlantic LLC, solely owned by a Director of the Company, and the Senior VP Business Development. (the “Assignees”), whereby the Assignees have paid a fee of $408,116 to earn a 24% share of the Company’s gross non-perpetual 32% interest in the three oil wells being drilled in Wilkinson County, Mississippi. As a result of the three assignment agreements, Lexaria receives at no cost to the company, a carried interest of 8% in these same rights and benefits. The Company assigns, transfers and sets over to the Assignees, all proportionate rights, interest and benefits in the Assigned Non Perpetual Interest held by or granted to the Assignor in and to the Participation Agreement between the Company and Griffin but limited to a gross 500% revenue payout based on the total amount paid under the Initial Consideration and the Subsequent Consideration after which all rights, interests and benefits cease.

Lexaria entered into an Asset Purchase Agreement dated August 12, 2011, with Brinx Resources Ltd. to acquire 100% of its 10% gross working interest in the oil and gas interests located in Mississippi, USA. By acquiring the additional 10% working interest in Belmont Lake oil and gas field, Lexaria then had 42% working interest in Belmont Lake and retains its existing 60% working interest in the exploration wells on approximately 130,000 acres surrounding Belmont Lake in all directions.

Lexaria has agreed to considerations as follows;

1.	$200,000 on the August 12, 2011 (the "Initial Payment") (paid), and

2.

$200,000 on or before November 12, 2011; or interim payments, as agreed, in the amount of $10,000 per month for up to 3 months following November 12, 2011 with the remaining balance of $200,000 then due and payable (the "Final Payment"), and, should Lexaria not make the final payment on February 12, 2011 a penalty of $500 per day (the “Penalty Payments”) beginning one day after February 12, 2011 and accruing until the balance of the $200,000 Final Payment is made to the Vendor. Both the Vendor and the Purchaser agreed that, should any Penalty Payments be due, such Penalty Payments are not deductible from the balance of the $200,000 Final Payment. As at April 30, 2012, the Company has paid $230,000, including the Final Payment.

3.	800,000 shares of restricted common stock issued from Lexaria treasury were issued on August 12, 2011.

As of April 30, 2012, additional expenditures of $45,201 were incurred for workovers and there were additional well interest changes or workovers pending of wells PP F-12, PP F12-3, and PP F29.

As of April 30, 2012, the Company’s working interest and production in PPF-12-4 and PPF-12-5 well located at Belmont Lake, Mississippi, with carrying values of $1M, are used as security for the convertible debentures issued on November 30, 2010, December 16, 2010 and December 1, 2011 (see note 7 (b) and note 12 (a), with aggregate amount of $820,000.

(b) Unproved Properties

Properties	April 30,	October 31,
	2012	2011
U.S.A.-Unproved properties	$19,293	19,293

(1) Mississippi and Louisiana, USA

The Company entered into an Agreement to acquire a working interest in multiple zones of potential oil and gas production in Mississippi and Louisiana. This Agreement contemplates up to a 50 well drill program for Wilcox and Frio wells, at the Company’s option, within the defined area of mutual interest (AMI). The AMI includes over 200,000 gross acres located non-contiguously between Southwest Mississippi and North East Louisiana.

The Company originally agreed to pay 40% of all prospect fees, mineral leases, surface leases, and drilling and completion costs to earn a net 32% of all production from all producible zones to the base of the Frio formation (Frio Targets); and, 30% of all production to the base of the Wilcox formation (Wilcox Targets). All working interests are to be registered in the name of Lexaria Corp.

The Joint Participation Agreement and Joint Lands Agreements are between Lexaria Corp. and Griffin & Griffin Exploration LLC (G&G) of Jackson, Mississippi.

On June 21, 2007, the Company acquired an additional 10% from a third party for all rights, title and benefits excluding the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On July 26, 2007, the Company acquired 5% from a third party for all rights, title and benefits in the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073 to acquire an additional 2% working interest in the proven Belmont Lake oil and gas field, and an additional 10% working interest in potential nearby exploration wells. Further, the Company is required to pay $100 per month for a period of 4 years from the closing. Total working interest for Belmont Lake as of October 31, 2010 is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions as of October 31, 2010, is 60%.

On December 16, 2010, the Company entered into an assignment agreement with Emerald Atlantic LLC, solely owned by a Director of the Company (the Assignee”), whereby the Assignee has paid a fee of $30,076 to earn 18% of a 4.423% share of the Company’s net revenue interest after field operating expenses for a Tuscaloosa well to be drilled in Wilkinson County.

5.	Oil and Gas Properties

	(a)	Proved properties

Properties	October 31, 2010	Addition	Depletion	October 31, 2011
U.S.A. – Proved property	$3,118,376	$969,689	$(370,199)	$3,717,866

(1) Palmetto Point Project

On December 21, 2005, the Company agreed to purchase a 20% working and revenue interest in a 10 well drilling program in Mississippi owned by Griffin & Griffin Exploration for $700,000. Concurrent with signing the Company paid $220,000 and January 17, 2006 the Company paid the remaining $480,000. The Company applied the full cost method to account for its oil and gas properties, seven wells were found to be proved wells, and three wells were found impaired. One of the wells was impaired due to uneconomic life, and the other two wells were abandoned due to no apparent gas or oil shows present. The costs of impaired properties were added to the capitalized cost in determination of the depletion expense.

On September 22, 2006, the Company elected to participate in an additional two-well program in Mississippi owned by Griffin & Griffin Exploration and paid $140,000. The two wells were found to be proved wells.

On June 23, 2007, the Company acquired an assignment of 10% gross working interest from a third party for $520,000 secured loan payable. The Company recognized $501,922 in the oil and gas property.

On October 4, 2007, the Company elected to participate in the drilling of PP F-12-3 in Mississippi by Griffin & Griffin Exploration. The Company had 30% gross working interest and paid $266,348. On July 31, 2008, the Company accrued and paid an additional cost of $127,707 for the workovers of wells PP F-12 and PP F-12-3. PP F-12 started production from October 2007, and PP F-12-3 started production from November 2007.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073.39 to acquire additional 2% working interest in the proven Belmont Lake oil and gas and an additional 10% working interest in potential nearby exploration wells. At this time the total working interest for Belmont Lake is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions is 60%.

The Company had a short-lived opportunity to acquire additional fractional interests in the Belmont Lake 12-4 well which was expected to be a horizontal well. An unrelated third party did not participate in its right to participate in the 12-4 well, and therefore a share of its interest (a “non consent” interest) was made available to the other participating parties including Lexaria. On August 28, 2009 and effective on September 1, 2009, to take best advantage of this opportunity, the Company entered into four separate assignment agreements, three of which were with people or companies with related management. The Company received from these four parties proceeds of $371,608.57 to fund additional interests in this well. As a result, the Company has a 25.84% perpetual gross interest in the well ( 18.0% net revenue interest); as well as a 5.2% net revenue interest in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Enertopia, a company with related management, had acquired from Lexaria a 6.16% perpetual gross interest in the 12-4 well; David DeMartini, a director of Lexaria, acquired from Lexaria a 5% gross interest in the non-consent interest in the 12-4 well; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 11.60% gross interest in the non-consent interest in the 12-4 well.

On May 31, 2010, the Company signed a Settlement Agreement with Enertopia Corp., whereby the Company issued 499,893 units at $0.12 per unit and each unit consists of one restricted common share and one share purchase warrant at $0.20 per share for a period of two years in exchange for the working interest initially assigned on August 28, 2009.

On June 16, 2010, the Company signed a Settlement Agreement with a third party, who had originally participated in the August 28, 2009, opportunity in the non-consent interest for Belmont Lake 12-4. The Company returned back $144,063.46 to the third party and cancelled its participation.

On July 29, 2010, the Company had agreed with its Operators at Belmont Lake not to proceed to drill a horizontal 12-4 well. Rather, two of the three proposed vertical wells 12-2, 12-4, or 12-5 were proposed to be drilled. To take best advantage of this opportunity, the Company cancelled all previous agreements relating to August 28, 2009 with respect to Belmont Lake horizontal well 12-4 and entered into three separate assignment agreements, of which all three were with people or companies with related management. The Company received total proceeds of $324,677.12 to fund additional interests in these wells. As a result, the Company had a 32% perpetual gross interest in the wells ( 24.0% net revenue interest); as well as a 8% gross interest ( 6% net revenue interest) in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Emerald Atlantic LLC, a company owned by a director of Lexaria, acquired from Lexaria a 8.74% gross interest in the non-consent interest in two of the three vertical wells; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 20.79% gross interest in the non-consent interest in the two of the three vertical wells; an advisor to the Company acquired from Lexaria 2.46% gross interest in the non-consent interest in two of the three vertical wells.

The July 29, 2010 agreements were replaced on September 13, 2010, when the Company entered into three separate assignment agreements with 0743608 BC Ltd, solely owned by Director/Officer of the Company; Emerald Atlantic LLC, solely owned by a Director of the Company, and the Senior VP Business Development. (the “Assignees”), whereby the Assignees have paid a fee of $408,116 to earn a 24% share of the Company’s gross non-perpetual 32% interest in the three oil wells being drilled in Wilkinson County, Mississippi. As a result of the three assignment agreements, Lexaria receives at no cost to the company, a carried interest of 8% in these same rights and benefits. The Company assigns, transfers and sets over to the Assignees, all proportionate rights, interest and benefits in the Assigned Non Perpetual Interest held by or granted to the Assignor in and to the Participation Agreement between the Company and Griffin but limited to a gross 500% revenue payout based on the total amount paid under the Initial Consideration and the Subsequent Consideration after which all rights, interests and benefits cease.

i.	Lexaria entered into an Asset Purchase Agreement dated August 12, 2011, with Brinx Resources Ltd. to acquire 100% of its 10% gross working interest in the oil and gas interests located in Mississippi, USA. By acquiring the additional 10% working interest in Belmont Lake oil and gas field, Lexaria then had 42% working interest in Belmont Lake and retains its existing 60% working interest in the exploration wells on approximately 130,000 acres surrounding Belmont Lake in all directions.

ii.	Lexaria has agreed to considerations as follows;

	1.	$200,000 on the August 12, 2011 (the "Initial Payment") (paid), and

	2.	$200,000 on or before November 12, 2011; or interim payments, as agreed, in the amount of $10,000 per month for up to 3 months following November 12, 2011 with the remaining balance of $200,000 then due and payable (the "Final Payment"), and, should Lexaria not make the final payment on February 12, 2011 a penalty of $500 per day (the “Penalty Payments”) beginning one day after February 12, 2011 and accruing until the balance of the $200,000 Final Payment is made to the Vendor. Both the Vendor and the Purchaser agree that, should any Penalty Payments be due, such Penalty Payments are not deductible from the balance of the $200,000 Final Payment. Subsequent to the year ended October 31, 2011, the Company has paid $30,000, the above mentioned interim payments.

	3.	800,000 shares of restricted common stock issued from Lexaria treasury were issued on August 12,
2011.

As of October 31, 2011, additional expenditures of $340,549 were incurred for workovers and there were additional well interest changes or workovers pending of wells PP F-12, PP F12-3, and PP F12-29.

As of October 31, 2011, the Company’s working interest and production in PPF-12-4 and PPF-12-5 well located at Belmont Lake, Mississippi, with carrying values of $1 M, are used to secure for the convertible debentures issued on November 30, 2010, December 16, 2010 and December 1, 2011 (see note 7 (b) and note 12 (a)), with aggregate amount of $820,000.

(2) Mississippi and Louisiana, Frio-Wilcox Project

In December 2006, the first well CMR-US 39-14 was found to have sufficient hydrocarbons to become economic. USA 1-37 and BR F-33 had started intermittent production from November 2007. The Company applied the full cost method to account for its oil and gas properties.

As at January 31, 2007, the Company abandoned Dixon #1 due to no economic hydrocarbons being present and $162,420 of drilling costs was added to the capitalized costs. The Dixon #1 was the only Wilcox well the Company has drilled to date. Every other well it has participated in located in Mississippi and Louisiana is a Frio well.

On June 2, 2007, the Company abandoned Randall #1 and $107,672 drilling costs was added to the capitalized costs in determination of depletion expense.

During August to October 2007, three additional wells, PP F-90, PP F-100, and PP F-111 were drilled in the area. These Frio wells were abandoned due to modest gas shows and a total of $306,562 drilling costs was added to the capitalized costs in determination of depletion expense.

During December 2007, two additional wells, PP F-6A and PP F-83, were drilled and were plugged and abandoned due to non-economic gas shows.

(b)	Unproved Properties

Properties	October 31,
2011 and 2010
U.S.A.-Unproved properties	$19,293

(1) Mississippi and Louisiana, USA

The Company entered into an Agreement to acquire a working interest in multiple zones of potential oil and gas production in Mississippi and Louisiana. This Agreement contemplates up to a 50 well drill program for Wilcox and Frio wells, at the Company’s option, within the defined area of mutual interest (AMI). The AMI includes over 200,000 gross acres located non-contiguously between Southwest Mississippi and North East Louisiana.

The Company originally agreed to pay 40% of all prospect fees, mineral leases, surface leases, and drilling and completion costs to earn a net 32% of all production from all producible zones to the base of the Frio formation (Frio Targets); and, 30% of all production to the base of the Wilcox formation (Wilcox Targets). All working interests are to be registered in the name of Lexaria Corp.

The Joint Participation Agreement and Joint Lands Agreements are between Lexaria Corp. and Griffin & Griffin Exploration LLC (G&G) of Jackson, Mississippi.

On June 21, 2007, the Company acquired an additional 10% from a third party for all rights, title and benefits excluding the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon # 1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug # 2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On July 26, 2007, the Company acquired 5% from a third party for all rights, title and benefits in the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon # 1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug # 2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073 to acquire an additional 2% working interest in the proven Belmont Lake oil and gas field, and an additional 10% working interest in potential nearby exploration wells. Further, the Company is required to pay $100 per month for a period of 4 years from the closing. Total working interest for Belmont Lake as of October 31, 2010 is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions as of October 31, 2010, is 60%.

On December 16, 2010, the Company entered into an assignment agreement with Emerald Atlantic LLC, solely owned by a Director of the Company (the Assignee”), whereby the Assignee has paid a fee of $30,076 to earn 18% of a 4.423% share of the Company’s net revenue interest after field operating expenses for a well to be drilled in Wilkinson County.

Loan Payable	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Loan Payable [Text Block]
7.	Loan Payable

a)

On April 1, 2010, the Company entered into a purchase agreement with CAB Financial Services Ltd., a company controlled by Christopher Bunka, our President, Chief Executive Officer and Director, (“Purchaser”) for a non-secured promissory note in the amount of $75,000 (the “Promissory Note”). The Purchaser agreed to purchase a non-secured 18% interest bearing Promissory Note of our company subject to and upon the terms and conditions of the Purchase Agreement. The Promissory Note is due and payable on April 1, 2012. The Promissory Note may be prepaid in whole or in part at any time prior to April 1, 2012 by payment of 108% of the outstanding principal amount including accrued and unpaid interest. Upon the mature of the Promissory Note, it has been renewed to a month to month basis.

As long as the Promissory Note is outstanding, the Purchaser may voluntarily convert the Promissory Note including accrued and unpaid interest to common shares of our company at the conversion price of $0.30 per common share.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity at the time of issuance.

b)

On November 30, 2010, we closed the first tranche of a private placement offering of convertible debentures in the aggregate amount of $450,000. The convertible debentures mature on November 30, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share up to the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by the Company’s working interest and production in and only in two oil wells located at Belmont Lake, Mississippi, with carrying value of $1 M as of April 30, 2012. One director of the Company and Emerald Atlantic LLC, solely owned by the director, subscribed the convertible debentures with amount of $50,000.

On December 16, 2010, the Company closed the second tranche of a private placement offering of convertible debentures in the aggregate amount of $170,000. The convertible debentures mature on November 30, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share up to the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by the same assets for the first tranche of the private placement offering on November 30, 2010. One director of the Company and Emerald Atlantic LLC, solely owned by the director, subscribed the convertible debentures with amount of $120,000.

The aggregate principal value of the above convertible debentures was $620,000 and was allocated to the individual components on a relative fair value basis. In addition, because the effective conversion price of the convertible debentures was below the current trading price of the Company’s common shares at the date of issuance, the Company recorded a beneficial conversion feature of approximately $20,000. The value of the warrants and beneficial conversion feature has been recorded as additional paid in capital.

On December 1, 2011, the Company closed a private placement offering of convertible debentures in the aggregate amount of $200,000. The convertible debentures mature on December 1, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common share and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share up to the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by the Company’s working interest and production in and only in two oil wells located at Belmont Lake, Mississippi, with carrying value of $1 M as of April 30, 2012. Two directors of the Company, David DeMartini and CAB Financial Services Ltd, solely owned by the director, subscribed to the convertible debentures with the amount of $200,000.

The aggregate principal value of the above convertible debentures was $200,000 and was allocated to the individual components on a relative fair value basis. Because the effective conversion price of the convertible debentures was above the current trading price of the Company’s common shares at the date of issuance, beneficial conversion feature is $Nil, therefore, the amount of $200,000 was recorded under loan payable.

c)

On March 30, 2012, the Company entered into a purchase agreement with Christopher Bunka, our President, Chief Executive Officer and Director, (“Purchaser”) for a non-secured promissory note in the amount of $50,000 (the “Promissory Note”). The Purchaser agreed to purchase a non-secured 12% interest bearing Promissory Note of our company subject to and upon the terms and conditions of the agreement. The Promissory Note has a month to month term.

6.	Loan Payable

a)

On April 1, 2010, the Company entered into a purchase agreement with CAB Financial Services Ltd., a company controlled by Christopher Bunka, our President, Chief Executive Officer and Director, (“Purchaser”) for a non-secured promissory note in the amount of $75,000 (the “Promissory Note”). The Purchaser agreed to purchase a non-secured 18% interest bearing Promissory Note of our company subjectto and upon the terms and conditions of the Purchase Agreement. The Promissory Note is due and payable on April 1, 2012. The Promissory Note may be prepaid in whole or in part at any time prior to April 1, 2012 by payment of 108% of the outstanding principal amount including accrued and unpaid interest.

As long as the Promissory Note is outstanding, the Purchaser may voluntarily convert the Promissory Note including accrued and unpaid interest to common shares of our company at the conversion price of $0.30 per common share.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity at the time of issuance.

b)

On November 30, 2010, we closed the first tranche of a private placement offering of convertible debentures in the aggregate amount of $450,000. The convertible debentures mature on November 30, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share up to the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by the Company’s working interest and production in and only in two oil wells located at Belmont Lake, Mississippi, with carrying value of $1 M as of October 31, 2011. One director of the Company and Emerald Atlantic LLC, solely owned by the director, subscribed the convertible debentures with amount of $50,000.

On December 16, 2010, the Company closed the second tranche of a private placement offering of convertible debentures in the aggregate amount of $170,000. The convertible debentures mature on November 30, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share up to the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by the same assets for the first tranche of the private placement offering on November 30, 2010. One director of the Company and Emerald Atlantic LLC, solely owned by the director, subscribed the convertible debentures with amount of $120,000.

The aggregate principal value of the above convertible debentures was $620,000 and was allocated to the individual components on a relative fair value basis. In addition, because the effective conversion price of the convertible debentures was below the current trading price of the Company’s common shares at the date of issuance, the Company recorded a beneficial conversion feature of approximately $20,000. The value of the warrants and beneficial conversion feature has been recorded as additional paid in capital.

Secured and Unsecured Loan Payable	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Secured and Unsecured Loan Payable [Text Block]
8.	Secured loan payable

On October 27, 2008 the Company entered into a Purchase Agreement in the amount of CAD$900,000 of Notes being purchased by the President (CAD$400,000), the President’s wholly-owned company (CAD$300,000) and a shareholder (CAD$200,000) of the Company (“Purchasers”). The Purchasers agreed to purchase an 18% interest bearing Promissory Note of the Company subject to and upon the terms and conditions of the Purchase Agreement. The Company’s obligations to repay the Promissory Note will be secured by certain specified assets of the Company pursuant to a Security Agreement. As long as the Promissory Note is outstanding, the Purchasers may voluntarily convert the Promissory Note to Common Shares at the conversion price of $0.45 per share of Common Stock. The Promissory Note matures on October 27, 2010 or by mutual agreement by all parties on October 27, 2009.

In connection with the Purchase Agreement, the Company issued a total of 390,000 ( 1,560,000 pre- consolidation) warrants which two warrants entitle a holder to purchase a common share of the Company of which 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) and 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) per share and expire October 27, 2009 and October 27, 2010, respectively.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity.

As at the date of the issuance of the above noted Promissory Note, the Company allocated CAD$21,321 and CAD$683,559 to warrants (additional paid-in capital) and Promissory Note based on their relative fair value.

On July 10, 2009 the Purchasers converted $45,000 of the Promissory Note into equity at $0.05.

On October 27, 2009, 191,000 warrants were exercised for 95,500 common shares.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with the President’s wholly- owned company by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,1675 with the President by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company entered into an amendment with loan holders to extend the loan to be on a month-to-month basis with the same terms and conditions as pursuant to the amendment.

During the year ended October 31, 2011, the Company has paid down the debt by CAD$185,000 and the carrying amount of the secured loan is $673,998 as of April 30, 2012.

				Interest
	Effective Int. Date	Due Date	Amount	%	Interest
Third Party	December 1, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
Third Party	December 1, 2010	December 1, 2012	250,000	@ 12%	30,000/an num
David DeDemartini	December 2, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
Emerald Atlantic	December 16, 2010	December 1, 2012	120,000	@ 12%	14,400/an num
Third Party	December 1, 2010	December 1, 2012	100,000	@ 12%	12,000/an num
Third Party	December 13, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
CAB Financial		Month to month	75,000	@ 18%	1,125/mo nth
CAB Financial		Month to month	151,525	@ 18%	2,273/mo nth
Third Party		Month to month	110,000	@ 18%	1,650 /month
Chris Bunka		Month to month	395,988	@ 18%	5,940/mo nth
CAB Financial	December 1, 2011	December 1, 2012	100,000	@ 12%	12,000/an num
David DeDemartini	December 1, 2011	December 1, 2012	100,000	@ 12%	12,000/an num
Chris Bunka	March 30, 2012	Month to month	50,000	@ 12%	6,000/mo nth

Total Outstanding			1,602,513

7.	(a) Secured loan payable

On October 27, 2008 the Company entered into a Purchase Agreement in the amount of CAD$900,000 of Notes being purchased by the President (CAD$400,000), the President’s wholly-owned company (CAD$300,000) and a shareholder (CAD$200,000) of the Company (“Purchasers”). The Purchasers agreed to purchase an 18% interest bearing Promissory Note of the Company subject to and upon the terms and conditions of the Purchase Agreement. The Company’s obligations to repay the Promissory Note will be secured by certain specified assets of the Company pursuant to a Security Agreement. As long as the Promissory Note is outstanding, the Purchasers may voluntarily convert the Promissory Note to Common Shares at the conversion price of $0.45 per share of Common Stock. The Promissory Note matures on October 27, 2010 or by mutual agreement by all parties on October 27, 2009.

In connection with the Purchase Agreement, the Company issued a total of 390,000 ( 1,560,000 pre-consolidation) warrants which two warrants entitle a holder to purchase a common share of the Company of which 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) and 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) per share and expire October 27, 2009 and October 27, 2010, respectively.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity.

As at the date of the issuance of the above noted Promissory Note, the Company allocated CAD$21,321 and CAD$683,559 to warrants (additional paid-in capital) and Promissory Note based on their relative fair value.

On July 10, 2009 the Purchasers converted $45,000 of the Promissory Note into equity at $0.05.

On October 27, 2009, 191,000 warrants were exercised for 95,500 common shares.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with the President’s wholly-owned companyby converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with the President by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company entered into an amendment with loan holders to extend the loan to be on a month-to-month basis with the same terms and conditions as pursuant to the amendment.

During the year ended October 31, 2011, the Company has paid down the debt by CAD$185,000 and the carrying amount of the secured loan is $679,504 as of year end.

(b) Unsecured Loan Payable

On September 13, 2010, we entered into a demand loan agreement and promissory note with CAB Financial Services Ltd. (the “Lender” or “CAB”), a company controlled by the President of our company. The principal amount of the note is $90,000. The loan agreement and promissory note provides that the debt be payable on demand. The note has an interest rate of 12% per annum.

On January 31, 2011, the Company had paid back the loan for the full amount of $90,000 to CAB and accrued interest of $3,884.

On April 1, 2010, the Company entered into a purchase agreement with a company controlled by the President (the “Purchaser”), for a non-secured promissory note in the amount of US$75,000 (the “Promissory Note”). The Purchaser agreed to purchase a non-secured 18% interest bearing Promissory Note of our company subject to and upon the terms and conditions of the Purchase Agreement. The Promissory Note is due and payable on April 1, 2012. The Promissory Note may be prepaid in whole or in part at any time prior to April 1, 2012 by payment of 108% of the outstanding principal amount including accrued and unpaid interest.

As long as the Promissory Note is outstanding, the Purchaser may voluntarily convert the Promissory Note including accrued and unpaid interest to common shares of our company at the conversion price of $0.30 per common share.

The Company did not incur beneficiary conversion charges as the conversion price is great than the fair value of the Company’s equity. As of October 31, 2011, the carrying amount of the unsecured loan is $75,000.

Related Party Transactions	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Related Party Transactions [Text Block]
9.	Related Party Transactions

(a)

For the six months ended April 30, 2012, the Company paid / accrued $48,000 to CAB (2011: $48,000), Tom Ihrke, the VP of business development, $7,848 (2011: $18,894), and BKB Management Ltd. (“BKB”) CAD$33,000 (2011: CAD$31,000) for management, consulting and accounting services. CAB is owned by the president of the Company and BKB is owned by the CFO of the Company.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

(b)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$300,000 with CAB. (See Note 8). On July 10, 2009 $40,000 of the debt was converted to equity. On October 21, 2010, the Company settled a portion of the debt, namely US$1,625 with CAB by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. On June 28, 2011, the Company paid down CAD $100,000 of the debt. For the six months ended, April 30, 2012, the Company paid interest expenses of CAD $13,637 (2011: CAD$32,824).

(c)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$400,000 with Christopher Bunka. (See Note 8). On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. For the six months ended April 30, 2012, the Company paid interest expenses of CAD $35,805 (2011: CAD$36,750).

(d)	See Note 5, 6, 7 and 8.

(e)

On April 1, 2010, the Company entered a non-secured loan agreement in the amount of US$75,000 with CAB (See Note 7a). For the six months ended April 30, 2012, the Company paid interest expenses of $6,750 (2011: $6,750).

(f)

On March 30, 2012, the Company entered a non-secured loan agreement in the amount of US$50,000 with Chris Bunka. For the quarter ended April 30, 2012, the Company incurred interest expenses of $500 (2011: $nil).

(g)	Included in accounts payable, $82,588 (October 31, 2011: $94,696) was payable to companies controlled by the president, key management personnel and directors of the Company.

(h)

For the six months ended April 30, 2012, the Company has paid/accrued $23,764 (2011: $63,147) to 0743608 BC Ltd., $9,989 (2011:$26,544) to Emerald Atlantic LLC, and $2,816 to Tom Ihrke (2011: $5,614) for their respective Non-consent Interests in Belmont Lake. 0743608 BC Ltd. is owned by the president of the Company and Emerald Atlantic LLC is owned by a Director of the Company.

8.	Related Party Transactions

(a)

For the year ended October 31, 2011, the Company paid / accrued $96,000 to CAB (2010: $97,200), Tom Ihrke, the VP of business development, $34,375 (2010: $8,557), and BKB Management Ltd. (“BKB”) CAD$64,000 (2010: CAD$54,900) for management, consulting and accounting services. CAB is owned by the president of the Company and BKB is owned by the CFO of the Company.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

(b)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$300,000 with CAB. (See Note 7a). On July 10, 2009 $40,000 of the debt was converted to equity. On October 21, 2010, the Company settled a portion of the debt, namely US$1,625 with CAB by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. On June 28, 2011, the Company paid down CAD $100,000 of the debt. For the year ended, October 31, 2011, the Company accrued and paid interest expenses of CAD $41,509 (2010: CAD$51,025)

(c)

On October 27, 2008 the Company entered a secured loan agreement in the amount of CAD$400,000 with Christopher Bunka. (See Note 7a). On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share. For the year ended, October 31, 2011, the Company accrued and paid interest expenses of CAD $71,610 (2010: CAD$80,874).

(d)	See Note 4, 5, 6, and 7.

(e)

On April 1, 2010, the Company entered a non-secured loan agreement in the amount of US$75,000 with CAB (See Note 7). For the year ended October 31, 2011, the Company accrued and paid interest expenses of $13,500 (2010: $7,875).

(f)

On September 13, 2010, the Company entered a demand loan agreement in the amount of US$90,000 with CAB (See Note 8b). The Company accrued interest of $3,884 and paid interest of $3,150. On January 31, 2011, the Company paid back the loan in full.

(g)	Included in accounts payable, $94,696 (October 31, 2010: $90,027) was payable to companies controlled by the president, key management personnel and directors of the Company.

(h)

For the year ended October 31, 2011, the Company has paid/accrued $153,563 (2010: $Nil) to 0743608 BC Ltd., $64,553 (2010:$Nil) to Emerald Atlantic LLC, and $18,196 to Tom Ihrke (2010: $Nil) for their respective Non-consent Interests in Belmont Lake. 0743608 BC Ltd. is owned by the president of the Company and Emerald Atlantic LLC is owned by a Director of the Company.

Stock Options	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Stock Options [Text Block]
10.	Stock Options

On November 15, 2011, the Company granted 40,000 stock options to consultants of the Company with an exercise price of $0.30 per share, vested immediately and expiring on November 15, 2016.

For the six months ended April 30, 2012, the Company recorded a total of $9,589 (2011: $Nil) for stock based compensation expenses. This is related to a non-exclusive agreement that the Company entered into with a third party IR services company, Trident Financial Corp., to assist the Company with the development and implementation of a public and investor relations and communications program, and provide ongoing assistance to the Company regarding the development and enhancement of the Company’s public and market image.

The fair value of each option granted has been estimated as of the date of the grant using the Black-Scholes option pricing model with the following assumptions:

Six months ended April 30, 2012
Expected volatility	129.14%
Risk-free interest rate	2.75%
Expected life	5 years
Dividend yield	0.0%

A summary of weighted average fair value of stock options granted during the six months ended April 30, 2012 is as follows:

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Period ended April 30, 2012	Price	Value
Exercise price is greater than market price at grant date:	$0.30	$0.24

A summary of the stock options for the six months ended April 30, 2012 is presented below:

	Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, October 31, 2011	1,700,000	$0.26
Granted	40,000	0.30
Balance, April 30, 2012	1,740,000	$0.26

The Company has the following options outstanding and exercisable:

April 30, 2012		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	2.72 years	$0.20	150,000	$0.20
$0.20	850,000	3.29 years	$0.20	850,000	$0.20
$0.35	700,000	4.20ye ars	$0.35	700,000	$0.35
$0.30	40,000	4.24ye ars	$0.30	40,000	$0.30

Total	1,740,000	3.41 years	$0.26	1,740,000	$0.26

9.	Stock Options

On January 20, 2010, the Company approved a new 2010 Equity Compensation plan and granted 975,000 stock options to directors and consultants of the Company with an exercise prices of $0.20, vested immediately and expiring on January 20, 2015.

On August 16, 2010, the Company granted 150,000 stock options to a consultant of the Company with an exercise price of $0.20, vested 75,000 immediately and 75,000 on August 16, 2011 and expiring on August 16, 2015.

On July 11, 2011, the Company granted 700,000 stock options to directors and officers of the Company with an exercise price of $0.35 per share, vested immediately and expiring on July 11, 2016.

For the year ended October 31, 2011, the Company recorded a total of $179,789 (2010: $161,366) for stock based compensation expenses.

The fair value of each option granted has been estimated as of the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	Year ended October 31, 2011	Year ended October 31, 2010
Expected volatility	131.14%	145.85%
Risk-free interest rate	2.75%	2.46%
Expected life	5 years	5 years
Dividend yield	0.0%	0.00%

A summary of weighted average fair value of stock options granted during the year ended October 31, 2011 is as follows:

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Period ended October 31, 2011	Price	Value
Exercise price is greater than market price at grant date:	$ 0.35	$ 0.26

	Weighted	Weighted
	Average	Average
	Exercise	Fair
Year ended October 31, 2010	Price	Value
Exercise price is greater than market price at grant date:	$ 0.20	$ 0.14

A summary of the stock options for the year ended October 31, 2011 is presented below:

	Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, October 31, 2010	1,525,000	$0.20
Granted	700,000	0.35
Exercised	(225,000)	0.20
Expired	(300,000)	0.20
A. Balance, October 31, 2011	1,700,000	$0.26

The Company has the following options outstanding and exercisable:

October 31, 2011		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	3.80 years	$0.20	150,000	$0.20
$0.20	850,000	3.23 years	$0.20	850,000	$0.20
$0.25	700,000	4.70 years	$0.35	700,000	$0.35
Total	1,700,000	3.87 years	$0.26	1,700,000	$0.26

October 31, 2010		Options outstanding		Options exercisable

		Weighted	Weighted		Weighted
		average	Average		Average
Range of	Number	remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual life	Price	of shares	Price
$0.20	150,000	4.79 years	$0.20	75,000	$0.20
$0.20	975,000	4.22 years	$0.20	975,000	$0.20
$0.20	75,000	0.72 years	$0.20	75,000	$0.20
$0.20	325,000	0.64 years	$0.20	325,000	$0.20
Total	1,525,000	3.34 years	$0.20	1,450,000	$0.20

Commitments And Significant Contracts	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Commitments And Significant Contracts [Text Block]
11.	Commitments, Significant Contracts and Contingencies

On November 27, 2008, the Company entered into a Consulting Agreement with CAB Financial Services Ltd. for consulting services of CAB on a continuing basis for a consideration of US$8,000 per month plus GST.

On May 12, 2009 the Company entered into a consulting agreement with BKB Management Ltd. to act as the Chief Financial Officer and a Director for an initial period of six months for consideration of CAD $4,500 per month plus GST. This agreement replaces the September 1, 2008, Controller Agreement with CAB Financial Services Ltd. Subsequent to October 31, 2010, effective January 1, 2011, the consideration was increased to CAD$5,500 per month plus GST/HST.

On August 5, 2010 we entered into a three-month Management agreement with Tom Ihrke, whereby Mr. Ihrke will act as the Senior Vice-President, Business Development for the Company for consideration of $3,125 per month. On December 2, 2010, the Company entered into a month to month management agreement with Tom Ihrke, where by Mr. Ihrke will continue to act as the Senior Vice-President Business Development for the Company. On October 3, 2011 Mr. Ihrke and the Company amended the agreement whereby his title changed to Manager, Business Development. The Company will pay a monthly consulting fee of $3,125. Effective January 15, 2012, the consulting agreement has been decreased to $10 a month.

Prior to April 30, 2012, there was one pending lawsuit against the Company. As of April 30, 2012, the lawsuit was settled with no material effect on the Company. As of April 30, 2012, the Company has not recorded any loss in terms of this lawsuit.

See also Note 6, 7, and 8.

10.	Commitments, Significant Contracts and Contingencies

On November 27, 2008, the Company entered into a Consulting Agreement with CAB Financial Services Ltd. for consulting services of CAB on a continuing basis for a consideration of US$8,000 per month plus GST.

On May 12, 2009 the Company entered into a consulting agreement with BKB Management Ltd. to act as the Chief Financial Officer and a Director for an initial period of six months for consideration of CAD $4,500 per month plus GST. This agreement replaces the September 1, 2008, Controller Agreement with CAB Financial Services Ltd. Subsequent to October 31, 2010, effective January 1, 2011, the consideration was increased to CAD$5,500 per month plus GST/HST.

On August 5, 2010 we entered into a three-month Management agreement with Tom Ihrke, whereby Mr. Ihrke will act as the Senior Vice-President, Business Development for the Company for consideration of $3,125 per month. On December 2, 2010, the Company entered into a month to month management agreement with Tom Ihrke, where by Mr. Ihrke will continue to act as the Senior Vice-President Business Development for the Company. On October 3, 2011 Mr. Ihrke and the Company amended the agreement whereby his title changed to Manager, Business Development. The Company will pay a monthly consulting fee of $3,125.

As of October 31, 2011, there is one pending lawsuit against the Company. While the ultimate outcome of this matter is not presently determinable, it is the opinion of our management that the resolution of this outstanding claim will not have a material adverse effect on our financial position or results of operations. As of October 31, 2011, the Company has not recorded any loss in terms of this lawsuit.

See also Note 5, 6, and 7.

Income Tax	12 Months Ended
Oct. 31, 2011
Income Tax [Text Block]
11.	Income Tax

The Company’s provision for income taxes comprise of the following:

		2011		2010
Current Tax Provision	$	Nil	$	Nil
Deferred Tax Provision	$	Nil	$	Nil
Tax Expense	$	Nil	$	Nil

Rate Reconciliation

Income taxes vary from the amount that would be computed by applying the statutory federal income tax rate of 35%.

		2011		2010
U.S. Federal Statutory Rate		$(125,453)		$(132,973)
Tax Benefit Not Recognized		$125,453		$132,973
Tax Expenses	$	Nil	$	Nil

The tax effects of temporary differences that give rise to the Company’s deferred tax asset (liability) are as follows:

		2011		2010
Deferred Tax Assets:
Net Operating Loss Carry forward		$1,408,175		$1,191,357
Valuation Allowance		$(1,408,175)		$(1,191,357)
Net Deferred Tax Assets	$	Nil	$	Nil

Changes in the valuation allowance relate primarily to net operating losses, resources expenditures and others which are not currently recognized. The Company has reviewed its net deferred tax assets and has not recognized potential tax benefits arising there from because at this time management believes it is more likely than not that the benefits will not be realized in future year.

For tax purpose, as of October 31, 2011, the Company has operating loss carry forwards of approximately $4,023,000 which expire in 2025 through 203 1 as follow:

Year	Amount
2025	$76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	358,000

Total	$4,023,000

Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Subsequent Events [Text Block]
13.	Subsequent Events

See Note 5.

The Company is currently in the process of arranging to offer its securities in both Canada and the United States. The Company has paid broker for the finance service of $48,871 as of April 30, 2012 (October 31, 2011: $33,092), which has been recorded as deferred charges until the offering is complete.

12.	Subsequent Events

On December 1, 2011 we closed a private placement offering of convertible debentures in the aggregate amount of $200,000. The convertible debentures mature on December 1, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share from the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by oil and gas properties with carrying value of $1 M for the $620,000 private placement offering on November 30, 2010 and December 16, 2010 (see note 6(b)). The convertible debenture was entered into by two directors of the Company.

Also see Note 5 (a).

Segmented Information	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Segmented Information [Text Block]
12.	Segmented Information

The Company’s business is considered as operating in one segment (Oil and gas in the United States) based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations.

13.	Segmented Information

The Company’s business is considered as operating in one segment (Oil and gas in the United States) based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations.

Supplemental Information On Natural Gas and Oil Exploration, Development and Production Activities (Unaudited)	12 Months Ended
Oct. 31, 2011
Supplemental Information On Natural Gas and Oil Exploration, Development and Production Activities (Unaudited) [Text Block]
14.	Supplemental Information On Natural Gas and Oil Exploration, Development and Production Activities (Unaudited):

Standardized measure of discounted future net cash flows relating to proved oil and gas reserve quantities:

The following summarizes the policies we used in the preparation of the accompanying natural gas and oil reserve disclosures, standardized measures of discounted future net cash flows from proved natural gas and oil reserves and the reconciliations of standardized measures from year to year. The information disclosed, as prescribed by the Statement of Financial Accounting Standards No. 69 (ASC 932), is an attempt to present the information in a manner comparable with industry peers.

The information is based on estimates of proved reserves attributable to our interest in natural gas and oil properties as of October 31, 2011. These estimates were prepared by independent petroleum consultants. Proved reserves are estimated quantities of natural gas and crude oil which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions.

The standardized measure of discounted future net cash flows from production of proved reserves was developed as follows:

1.	Estimates are made of quantities of proved reserves and future periods during which they are expected to be produced based on year-end economic conditions.

2.	The estimated future cash flows are compiled by applying year-end prices of natural gas and oil relating to our proved reserves to the year-end quantities of those reserves.

3.	The future cash flows are reduced by estimated production costs, costs to develop and produce the proved reserves and abandonment costs, all based on year-end economic conditions.

4.	Future net cash flows are discounted to present value by applying a discount rate of 10%.

The standardized measure of discounted future net cash flows does not purport, nor should it be interpreted, to present the fair value of our natural gas and oil reserves. An estimate of fair value would also take into account, among other things, the recovery of reserves not presently classified as proved, anticipated future changes in prices and costs, and a discount factor more representative of the time value of money and the risks inherent in reserve estimates.

The standardized measure of discounted future net cash flows relating to proved natural gas and oil reserves is as follows:

USD$
Future cash inflows	16,940,866
Future production costs	(4,409,690)
Future development costs	(1,070,698)
Future net cash flows - undiscounted	11,460,478
10% annual discount for estimated timing of cash flows	(3,388,906)
Standardized measure of discounted future net cash flows	8,071,572

Year-end price per Mcf of natural gas used in making standardized measure determinations as of October 31, 2011 was $4.20. Year-end price per Bbl of oil used in making these same calculations was $108.74.

Estimated Net quantities of Natural Gas and Oil Reserves:

The following table sets forth our proved reserves, including changes, and proved developed reserves at the end of October 31, 2011.

		Natural	Crude Oil
	Crude Oil	Gas	Equivalents
	(MBbls)	(MMcf)	(MBbls)
Proved reserves:
Beginning of the year reserve	125.64	-	125.64
Adjustments of reserves in place	41.65	3.22	42.19
Productions	(11.54)	(3.22)	(12.04)
End of year reserves	155.79	-	155.79

Proved developed reserves:
Beginning of the year reserve	57.33	-	57.33
End of year reserves	68.07	-	68.07